FINANCIAL INVESTORS TRUST

Emerald Small Cap Value Fund (the “Fund”)

Supplement dated June 9, 2015 to The Fund’s Prospectus and Statement of Additional Information dated June 8, 2015

As of the date of this Supplement, shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.